Other current and non-current financial liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 01, 2021 EUR (€)	Jul. 01, 2021 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 $ / shares
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Share Based Payment Obligation Waived				€ 16,120
Subsidiaries with material non-controlling interests [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Loans received, Noncurrent			€ 3,919	€ 3,919	€ 3,594
Bonds Related To NonConvertible Debenture Loans [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Notional amount					€ 4,287
Bonds, Original due date				Nov. 30, 2030
Description of borrowings					issued between 1984 and 1985
Public Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding | shares			13,416,667	13,416,667
Warrants outstanding, Term				5 years
Number of securities called by warrants | shares				1
Exercise price of warrants | $ / shares						$ 11.50
Public Warrants [Member] | Equals Or Exceeds USD Eighteen Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant | shares			0.01	0.01
Share price | shares			18.00	18.00
Number of trading days determining share price				20 days
Number of consecutive trading days determining share price				30 days
Public Warrants [Member] | Equals Or Exceeds USD Ten Per Share [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Redemption Price Per Warrant | shares			0.10	0.10
Share price | shares			10.00	10.00
Number of trading days determining share price				20 days
Number of consecutive trading days determining share price				30 days
Private Placement Warrants [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of other equity instruments outstanding | shares			6,700,000	6,700,000
Transfer limitations period				30 days
Private Placement Warrants [Member] | Zegna non-executive directors [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Class of warrants or rights issued during the period ,Shares | shares				800,000
Written put options [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Derecognized liability				€ 51,328
Gain loss of derecognised financial liability				20,675
Written put options [member] | Non-controlling interests [member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Increase decrease in equity				€ 4,037
Written put options [member] | Thom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interest in subsidiary				90.00%	85.00%
Percentage of additional ownership interest to be purchased			5.00%
Written put options on non controlling interests			€ 135,726	€ 135,726	€ 169,055
Proportion of ownership interests held by non-controlling interests				10.00%	15.00%
Written put options [member] | Thom Browne [Member] | First Tranche Of The Put Option [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Percentage of additional ownership interest to be purchased	5.00%	5.00%
Consideration paid	€ 30,653	$ 37,400
Written put options [member] | Thom Browne [Member] | MrThom Browne [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Description of tranches for the right to exercise a sale option				three tranches, during 2023, 2028 and 2030
Proportion of ownership interests held by non-controlling interests				15.00%
Written put options [member] | Dondi [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interest in subsidiary					65.00%
Description of tranches for the right to exercise a sale option					two tranches, during 2029 and 2034
Written put options on non controlling interests			€ 23,685	€ 23,685	€ 21,650
Proportion of ownership interests held by non-controlling interests					35.00%
Written put options [member] | Lanificio [Member]
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Percentage of additional ownership interest to be purchased			10.00%
Consideration paid			€ 9,600
Proportion of ownership interests held by non-controlling interests					10.00%